Federal Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal Income Taxes

(13) Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.